Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income by Component, Net of Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ 6,343,439		¥ 5,275,728	¥ 9,335,669
Other comprehensive income/(loss) before reclassification	(175,350)		(865,816)	165,653
Amounts reclassified from accumulated other comprehensive income	0		0	(425)
Total other comprehensive income/(loss), net of tax	(175,350)	$ (24,698)	(865,816)	165,228
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(57)		(4,670)	1,094
Balances	12,184,915	1,716,209	6,343,439	5,275,728
ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	24,938		(635,925)
Balances			24,938	(635,925)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	1,886,971		2,711,428	2,542,287
Other comprehensive income/(loss) before reclassification	(163,983)		(844,725)	168,079
Amounts reclassified from accumulated other comprehensive income	0		0	0
Total other comprehensive income/(loss), net of tax	(163,983)		(844,725)	168,079
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(57)		(4,670)	1,062
Balances	1,722,931	242,669	1,886,971	2,711,428
Foreign Currency Translation Adjustments | ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	24,938
Balances			24,938
Unrealized Gains/(Losses) on Available-for-Sale Debt Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	(23,517)		(2,426)	393
Other comprehensive income/(loss) before reclassification	(11,367)		(21,091)	(2,426)
Amounts reclassified from accumulated other comprehensive income	0		0	(425)
Total other comprehensive income/(loss), net of tax	(11,367)		(21,091)	(2,851)
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	0		0	32
Balances	(34,884)	(4,913)	(23,517)	(2,426)
Unrealized Gains/(Losses) on Available-for-Sale Debt Securities | ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	0
Balances			0
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	1,863,454		2,709,002	2,542,680
Total other comprehensive income/(loss), net of tax	(175,407)		(870,486)	166,322
Balances	¥ 1,688,047	$ 237,756	1,863,454	2,709,002
Accumulated Other Comprehensive Income | ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances			¥ 24,938
Balances				¥ 24,938